Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 9. Related Party Transactions

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service. Additionally, on March 15, 2016, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 50,000 shares of the Company’s common stock at an exercise price of $1.91 per share, the closing price of the Company’s common stock on the day prior to the grant. The options became fully vested upon grant and may be exercised on a “cashless basis” using the formula contained therein.

The law firm of Sierchio & Partners, LLP, of which Joseph Sierchio, one of the Company’s directors, was a principal, has provided counsel to the Company since August 26, 2010. Beginning in September 2016, Mr. Sierchio became a partner at Satterlee Stephens LLP (“Satterlee”). Concurrently with Mr. Sierchio’s move to Satterlee, the Company engaged wih Satterlee to provide legal counsel with Mr. Sierchio maintaining his role as the Company’s primary attorney. During the years ended December 31, 2016 and 2015, the Company recognized $168,775 and $101,700 of fees for legal services billed by firms associated with Mr. Sierchio. Included in accounts payable, at December 31, 2016, is $11,750 owed to Satterlee and at December 31, 2015, is $8,322 owed Sierchio & Partners, LLP. Mr. Sierchio continues his role with the Company as a director.

In connection with the Company’s anticipated FDA and other regulatory filings, the Company engaged StemCell Systems to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $184,517 and $194,336 during the years ended December 31, 2016 and 2015, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University, pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000. The Company paid the Grant in eight quarterly installments of $9,375, with the final payment made on July 22, 2016. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a professor at the University. Effective November 1, 2015, the Company entered into a Charitable Gift Agreement with the University, pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $83,000. The Gift was paid in full in December 2015.

Dr. Gerlach is entitled to payments for consulting services. During the years ended December 31, 2016 and 2015, the Company recognized expenses related to Dr. Gerlach services of $42,480 and $36,720, respectively.

On May 1, 2015, the Company entered into the Option Agreement with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate the Technology, for the purpose of determining whether the Company would like to purchase or license the Technology. Pursuant to the terms of the Option Agreement, the Company paid Dr. Gerlach a non-refundable fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015. The entire $24,000 option payment was recognized as research and development expense during the period ended December 31, 2015. The final $6,000 payment was made on February 1, 2016.

On September 9, 2016, the Company entered into a loan agreement with KCC. Pursuant to the terms of the Loan Agreement, KCC agreed to loan the Company up to $900,000 at an annual interest rate of 7% per year, compounded quarterly. KCC provided the Company with an initial loan in the amount of $700,000, which was evidenced by the Note; the remaining $200,000 may be loaned prior to December 31, 2017, upon the mutual agreement of the Company and KCC. The Note, including any interest due thereon, may be prepaid at any time without penalty. The Note matures on December 31, 2017, and, beginning on the first anniversary of the Note, can be converted, at KCC’s sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23.

Per the Loan Agreement, the Company issued KCC a Series E Warrant to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock at an exercise price of $0.46 per share resulting in proceeds of $1,000,000.